Construction in Progress - Summary of Construction in Progress (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Construction In Progress [Line Items]
Construction in Progress, Gross	$ 25,625	$ 12,765
Engineering services [Member]
Construction In Progress [Line Items]
Construction in Progress, Gross	9,073	3,825
Equipment [Member]
Construction In Progress [Line Items]
Construction in Progress, Gross	13,131	8,940
Injection and recovery wells [Member]
Construction In Progress [Line Items]
Construction in Progress, Gross	$ 3,421	$ 0